N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
IndexFlex Variable Annuity FP Series
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
There are charges for early withdrawal for the first 5, 6, or 7 years you hold the policy, depending on whether you selected a 5, 6, or 7-year
Surrender Charge Period. If you withdraw more than the Surrender
Charge Free Amount from your policy during the Surrender Charge
Period you selected, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two Policy Years, declining to 0% over the Surrender Charge
Period you selected. For example, if you make an early withdrawal within the first Policy Year, you could pay a surrender charge of up to
$8,000 on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges
Transaction Charges
In addition to surrender charges, you may be charged for other transactions, such as when you transfer cash value between
investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE	Minimum	Maximum
Base contract[1] If you elect the 5 Year Surrender Charge period If you elect the 6 Year Surrender Charge Period If you elect the 7 Year Surrender Charge Period	1.30% 1.25% 1.20%	1.30% 1.25% 1.20%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.39%	1.15%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
1 As a percentage of Accumulation Value in the Separate Account.
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended
December 31, 2022. This range changes from year to year.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,480.93	HIGHEST ANNUAL COST $2,196.80

Assumes:
•Investment of $100,000 in the
Portfolios
•5% annual appreciation
•Least expensive combination of
Base Contract Charges, Portfolio
fees and expenses
•No sales charges
•No transfers or withdrawals

Assumes:
•Investment of $100,000 in the
Portfolios
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
Portfolio fees and expenses
•No sales charges
•No transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal
There are charges for early withdrawal for the first 5, 6, or 7 years you hold the policy, depending on whether you selected a 5, 6, or 7-year
Surrender Charge Period. If you withdraw more than the Surrender
Charge Free Amount from your policy during the Surrender Charge
Period you selected, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two Policy Years, declining to 0% over the Surrender Charge
Period you selected. For example, if you make an early withdrawal within the first Policy Year, you could pay a surrender charge of up to
$8,000 on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges, you may be charged for other transactions, such as when you transfer cash value between
investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE	Minimum	Maximum
Base contract[1] If you elect the 5 Year Surrender Charge period If you elect the 6 Year Surrender Charge Period If you elect the 7 Year Surrender Charge Period	1.30% 1.25% 1.20%	1.30% 1.25% 1.20%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.39%	1.15%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
1 As a percentage of Accumulation Value in the Separate Account.
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended
December 31, 2022. This range changes from year to year.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,480.93	HIGHEST ANNUAL COST $2,196.80

Assumes:
•Investment of $100,000 in the
Portfolios
•5% annual appreciation
•Least expensive combination of
Base Contract Charges, Portfolio
fees and expenses
•No sales charges
•No transfers or withdrawals

Assumes:
•Investment of $100,000 in the
Portfolios
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
Portfolio fees and expenses
•No sales charges
•No transfers or withdrawals

Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Accumulation Value in the Separate Account.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.39%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.15%
Investment Options Footnotes [Text Block]	2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2022. This range changes from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,480.93	HIGHEST ANNUAL COST $2,196.80

Assumes:
•Investment of $100,000 in the
Portfolios
•5% annual appreciation
•Least expensive combination of
Base Contract Charges, Portfolio
fees and expenses
•No sales charges
•No transfers or withdrawals

Assumes:
•Investment of $100,000 in the
Portfolios
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
Portfolio fees and expenses
•No sales charges
•No transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,480.93
Highest Annual Cost [Dollars]	$ 2,196.80
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS
Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 7 years following your premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon.
PRINCIPAL RISKS
Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options
(e.g., the Index-linked Account and the Fixed Account) you choose.
•Each variable investment option has its own unique risks.
•Investments in the Fixed Account and the Index-linked Account have their own unique risks.
•You cannot lose money on an investment in the Index-linked Account, but Index-linked Credits are not guaranteed.
•The Index-linked Credit, if any, on a Segment in the Index-linked
Account is limited by a Cap Rate or a Flat Rate, which means the return on your investment could be lower than if you had invested directly in a mutual fund or exchange traded fund designed to track the performance of the Index, and the performance is greater than the Cap Rate or Flat Rate.
•You should review the prospectuses for the available Portfolios, and the descriptions in this prospectus of the Index-linked Account and the Fixed Account, before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the policy is subject to the risks related to the
Depositor, including that any obligations under the Index-linked Account and the Fixed Account, as well as, guarantees and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling 1-800-598-2019 (for New York Life IndexFlex
Variable Annuity policies) or the New York Life Annuities Service
Center at (800) 762-6212 (for New York Life IndexFlex Variable Annuity
– FP Series policies).
PRINCIPAL RISKS

Investment Restrictions [Text Block]	•You can invest in Initial Term Strategies only when you purchase the policy. Recurring Term Strategies are available beginning on the day after the policy issue date.•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.•We reserve the right to remove, close or substitute Portfolios as investment options that are available under the policy.•You can transfer from an Investment Division and the Fixed Account to a Recurring Term Strategy in the Index-linked Account only twice a year.•You cannot have more than 20 active Segments in your Policy at one time.•You can make transfers out of a Segment to another investment option only on the Segment Maturity Date.
Optional Benefit Restrictions [Text Block]	•Certain optional benefits are only available after your policy has been in force for at least one year.•You are required to have a minimum Accumulation Value for some optional benefits. See “DESCRIPTION OF BENEFITS –Living Needs Benefit/Unemployment Rider” and “DESCRIPTION OF BENEFITS – Living Needs Benefit/Surrender Charge Reduction Rider” for more information.•Certain optional benefits are not available if you have attained age 86 on the Policy date.•We may modify or discontinue an optional benefit at any time.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.•If you purchase the policy through a tax–qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.•A premium payment that is made on a pre–tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59 ½.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset–based compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
Exchanges [Text Block]	Your registered representatives may have a financial incentive to offer you a new policy in place of the one you own. You should only consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
Item 4. Fee Table [Text Block]	Table Of Fees And Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals from, or surrendering the policy. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender, or make withdrawals from the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.Transaction ExpensesSurrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year.
Payment Year	1	2	3	4	5	6	7	8+
Surrender Charge (7-year Surrender Charge Period)	8.00%	8.00%	7.00%	6.00%	5.00%	4.00%	3.00%	0.00%
Surrender Charge (6-year Surrender Charge Period)	8.00%	8.00%	7.00%	6.00%	5.00%	4.00%	0.00%	0.00%
Surrender Charge (5-year Surrender Charge Period)	8.00%	8.00%	7.00%	6.00%	5.00%	0.00%	0.00%	0.00%
Other Transaction Charges	Guaranteed maximum fee	Current fee
Transfer Fee (charged for transfers in excess of 12 in a policy year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses).Annual Policy ExpensesBase Contract Charges (as a percentage of daily average Variable Accumulation Value)
Annual Fee	Minimum	Maximum
If you elect the 5 Year Surrender Charge Period If you elect the 6 Year Surrender Charge Period If you elect the 7 Year Surrender Charge Period	1.30% 1.25% 1.20%	1.30% 1.25% 1.20%
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1.Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.39%	1.15%
After fee waivers and expense reimbursements[2]	0.37%	1.01%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2022.2Fee waivers and expense reimbursements are expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Portfolio company.
Transaction Expenses [Table Text Block]	Transaction ExpensesSurrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year.
Exchange Fee, Maximum [Dollars]	$ 30
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]	Annual Policy ExpensesBase Contract Charges (as a percentage of daily average Variable Accumulation Value) The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1.Annual Portfolio Expenses 1Shown as a percentage of average net assets for the fiscal year ended December 31, 2022.2Fee waivers and expense reimbursements are expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Portfolio company.ExampleThis example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual policy expenses and Annual Portfolio Expenses.This example assumes that you invest $100,000 in the policy for the time periods indicated. This example also assumes that your investment has a 5% return each year, and assumes the most expensive combination of Base Contract Charges, Surrender Charges and Annual Portfolio Expenses, and no allocation to the Index-linked Account or the Fixed Account. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1.Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.39%	1.15%
After fee waivers and expense reimbursements[2]	0.37%	1.01%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2022.2Fee waivers and expense reimbursements are expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Portfolio company.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Portfolio Company Expenses Minimum [Percent]	0.39%
Portfolio Company Expenses Maximum [Percent]	1.15%
Portfolio Company Expenses, Footnotes [Text Block]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2022.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,947.28
Surrender Expense, 3 Years, Maximum [Dollars]	14,676.38
Surrender Expense, 5 Years, Maximum [Dollars]	18,575.67
Surrender Expense, 10 Years, Maximum [Dollars]	28,725.00
Annuitized Expense, 1 Year, Maximum [Dollars]	9,947.28
Annuitized Expense, 3 Years, Maximum [Dollars]	7,906.36
Annuitized Expense, 5 Years, Maximum [Dollars]	13,502.32
Annuitized Expense, 10 Years, Maximum [Dollars]	28,725.00
No Surrender Expense, 1 Year, Maximum [Dollars]	2,572.50
No Surrender Expense, 3 Years, Maximum [Dollars]	7,906.36
No Surrender Expense, 5 Years, Maximum [Dollars]	13,502.32
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,725.00
Item 5. Principal Risks [Table Text Block]	Principal Risks
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under The Policies
The following tables summarize information about the benefits available under the policy.STANDARD DEATH BENEFIT
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit	Guarantees your beneficiaries will receive a benefit at least equal to the greater of: (i) your Accumulation Value, or (ii) your total premium payment reduced by proportional withdrawals.	No additional charge	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
OTHER STANDARD BENEFITS INCLUDED WITH ALL INDEXFLEX VARIABLE ANNUITY POLICIES
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Living Needs Benefit / Unemployment Rider
Waives Surrender Charges if
the Owner experiences
certain “qualifying events”
such as: (i) confinement to a
health care facility for 60
consecutive days;
(ii) terminal illness; or
(iii) disability. If the Owner
becomes unemployed, the
rider waives Surrender
Charges on a one-time
withdrawal of up to 50% of
your Accumulation Value.
None
•Policy must have been in
force for at least one year
and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Disability portion does not
apply to withdrawals after
the Owner’s 66th birthday.
•Not available if any Owner
has attained age 86 on the
Policy Date.
•The unemployment portion
of the rider is not available
in all states.
•If the Owner(s) is not a
natural person, all
restrictions and benefits of
the rider are based on the
Annuitant.

Home Health Care Rider
Provides for an increase in
the amount of a partial
withdrawal or full surrender
that is free of surrender
charges (from 10 percent to
20 percent) if you begin
receiving Home Health Care
Services provided by a Home
Health Care Provider, as
None
•You must have received
Home Health Care
Services for at least
60 days during the
six-month period preceding
the partial withdrawal or full
surrender. The Home
Health Care Provider must
be an organization or

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
	recommended by a licensed physician.		individual that is licensed to provide home health care to chronically ill individuals in their home or residence for an hourly or daily charge.
OTHER STANDARD BENEFIT INCLUDED WITH ALL INDEXFLEX VARIABLE ANNUITY – FP SERIES POLICIES
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Living Needs Benefit Surrender Charge Reduction Rider
This rider provides for an
increase in the amount that
can be withdrawn from the
policy without a surrender
charge, when the owner
experiences certain
qualifying events, such as
(i) confinement to a health
care facility for 60
consecutive days;
(ii) terminal illness; or
(iii) disability.
None
•Policy must have been in
force for at least one year
and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Not available if any Owner
has attained age 86 on the
Policy Date.
•Not available in all states.

Item 17. Portfolio Companies (N-4) [Text Block]	Portfolios Available Under the PolicyThe following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. You can find the prospectuses and other information about the Portfolios, including the most current performance information, online at https://dfinview.com/NewYorkLife/TAHD/indexflex. You can also request this information at no cost by calling the VPSC at 800-598-2019 (for IndexFlex Variable Annuity policies) or the NYL Annuities Service Center at 800-762-6212 (for IndexFlex Variable Annuity - FP Series policies) or by sending an email request with your name and mailing address to IndexFlexProspectus@newyorklife.com for the New York Life IndexFlex Variable Annuity or IndexFlexFPProspectus@newyorklife.com for the New York Life IndexFlex Variable Annuity - FP Series.You may allocate your premium payment or other Accumulation Value to any of the Investment Divisions, in addition to the Index-linked Account and the Fixed Account.The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadvisers: Epoch Investment Partners, Inc. and MacKay Shields LLC	0.87%	(13.73)%	2.67%	5.52%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC	0.82%	(16.60)%	6.46%	8.21
Large Cap Equity	MainStay VP S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC	0.37%	(18.40)%	9.00%	12.04%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	(13.66)%	5.06%	7.87%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	(30.11)%	10.86%	13.38%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.75%	(8.69)%	6.84%	11.08%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	(16.07)%	3.25%	4.81%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	(13.38)%	N/A	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.75%	(15.06)%	4.37%	6.66%
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC	0.42%	(16.21)%	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Legg Mason Partners Fund Advisor, LLC (“LMPFA”) / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.90%	(16.82)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.87%	(16.03)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.84%	(14.99)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.85%	(13.29)%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.89%	(13.18)%	N/A	N/A
*Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolios for the year ended December 31, 2022 reflect temporary fee reductions under such an arrangement.
Prospectuses Available [Text Block]	The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. You can find the prospectuses and other information about the Portfolios, including the most current performance information, online at https://dfinview.com/NewYorkLife/TAHD/indexflex. You can also request this information at no cost by calling the VPSC at 800-598-2019 (for IndexFlex Variable Annuity policies) or the NYL Annuities Service Center at 800-762-6212 (for IndexFlex Variable Annuity - FP Series policies) or by sending an email request with your name and mailing address to IndexFlexProspectus@newyorklife.com for the New York Life IndexFlex Variable Annuity or IndexFlexFPProspectus@newyorklife.com for the New York Life IndexFlex Variable Annuity - FP Series.You may allocate your premium payment or other Accumulation Value to any of the Investment Divisions, in addition to the Index-linked Account and the Fixed Account.The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadvisers: Epoch Investment Partners, Inc. and MacKay Shields LLC	0.87%	(13.73)%	2.67%	5.52%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC	0.82%	(16.60)%	6.46%	8.21
Large Cap Equity	MainStay VP S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC	0.37%	(18.40)%	9.00%	12.04%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	(13.66)%	5.06%	7.87%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	(30.11)%	10.86%	13.38%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.75%	(8.69)%	6.84%	11.08%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	(16.07)%	3.25%	4.81%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	(13.38)%	N/A	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.75%	(15.06)%	4.37%	6.66%
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC	0.42%	(16.21)%	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Legg Mason Partners Fund Advisor, LLC (“LMPFA”) / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.90%	(16.82)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.87%	(16.03)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.84%	(14.99)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.85%	(13.29)%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.89%	(13.18)%	N/A	N/A

Portfolio Company Objective [Text Block]	Type
Portfolio Company Name [Text Block]	PortfolioAdviser/Sub-adviser
Temporary Fee Reductions, Current Expenses [Text Block]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolios for the year ended December 31, 2022 reflect temporary fee reductions under such an arrangement.
IndexFlex Variable Annuity FP Series | LiquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Liquidity Risk. This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to seven years after your premium payment. They will reduce the value of your policy if you withdraw money during that time. If you need to make a withdrawal from a Segment in the Index-linked Account before the Segment Maturity Date, you will not receive an Index-linked Credit on the amount withdrawn. There may be adverse tax consequences if you make early withdrawals under the policy. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon.
IndexFlex Variable Annuity FP Series | ConditionsToPolicyBenefitsMember
Prospectus:
Principal Risk [Text Block]	Conditions to Policy Benefits. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the policy. For example:•You may need to take early or excess withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.•The Home Health Care rider only provides a benefit after you have been receiving home health care services for at least 60 days during the six-month period preceding a partial withdrawal or surrender.•The Living Needs Benefit Surrender Charge Reduction Rider only provides a benefit after the policy has been in force for at least one year, and requires an Accumulation Value of $5,000.•The Living Needs Benefit/Unemployment Rider only provides a benefit after the policy has been in force for at least one year and only if a Qualifying Event occurs, and requires a minimum Accumulation Value of $5,000.
IndexFlex Variable Annuity FP Series | AlternativesToThePolicyMember
Prospectus:
Principal Risk [Text Block]	Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. Other variable annuity policies, with features not available under this policy, are offered by NYLIAC through other broker-dealers. In addition, some optional features of the policy may not be available when purchased through certain broker-dealers. Ask your registered representative for more information. If a particular optional feature that interests you is not available through your broker-dealer, you may want to contact another broker-dealer to explore its availability.
IndexFlex Variable Annuity FP Series | InvestmentRestrictionsMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions. There are limits on transfers to and from the Index-linked Account. You can transfer from the Investment Divisions and the Fixed Account to a Recurring Term Strategy up to two times during a Policy Year, as long as a transfer would not create more than twenty active Segments in the Index-linked Account at one time. Multiple transfers on the same Business Day are counted as one transfer. Transfers out of a Segment in the Index-linked Account to the Investment Divisions or the Fixed Account can take place only on a Segment Maturity Date.We reserve the right to limit transfers among the Investment Divisions, and we reserve the right to charge $30 for each transfer when you transfer money among the Investment Divisions more than 12 times in a Policy Year. You can transfer from an Investment Division to the Fixed Account at any time, unless you have transferred from the Fixed Account to an Investment Division or the Index-linked Account within the previous six months.We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy.In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy.
IndexFlex Variable Annuity FP Series | PotentialHarmfulTransferActivityMember
Prospectus:
Principal Risk [Text Block]	Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to, among other things:•Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;•Increased administrative and Fund brokerage expenses; and/or•Dilution of the interests of long-term investors.A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.)
IndexFlex Variable Annuity FP Series | FeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Fees and Charges. Deduction of policy fees and charges (including surrender charges) may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. There are no policy fees deducted from investments in the Index-linked Account or the Fixed Account.
IndexFlex Variable Annuity FP Series | RatesForTheRecurringTermStrategiesMember
Prospectus:
Principal Risk [Text Block]	Rates for the Recurring Term Strategies. The Cap Rate or Flat Rate for a Recurring Term Strategy may be lower than you would find acceptable. When you transfer to a Recurring Term Strategy, you will receive the Cap Rate or Flat Rate then in effect. Cap Rates and Flat Rates for Recurring Term Strategies are based on current market conditions and can change weekly. Rates are usually announced on the first Business Day of the week, and apply to all Segments that begin during that week. You can contact us (see “Contacting NYLIAC”) or your registered representative to get information about the Cap and Flat Rates in effect on a particular date. For policies issued before November 28, 2022, during the Surrender Charge Period the Cap Rates and Flat Rates for the Recurring Term Strategies will never exceed the rates on the Policy Data Page for the Initial Term Strategies with the same Interest Crediting Method and Index. For policies issued on November 28, 2022 or later, the maximum Cap and Flat Rates for Recurring Term Strategies that begin during the Surrender Charge Period will be at least 0.25% lower than the Cap and Flat Rates on the Policy Data Page for Initial Term Strategies with the same Interest Crediting Strategy and Index.
IndexFlex Variable Annuity FP Series | ChangesToIndexesAndInterestCreditingMethodsMember
Prospectus:
Principal Risk [Text Block]	Changes to Indexes and Interest Crediting Methods. We reserve the right to change or discontinue an index, or stop offering an Index or Interest Crediting Method, and to substitute a comparable index or interest crediting method for any reason, subject to state regulatory approval. We will notify you before any such substitution.
IndexFlex Variable Annuity FP Series | IndexlinkedReturnsMember
Prospectus:
Principal Risk [Text Block]	Index-linked Returns. With an Index-linked Strategy, you receive annual returns based on the performance of an index over a one-year period. The indexes do not reflect dividends paid by the companies whose stocks make up the indexes.
IndexFlex Variable Annuity FP Series | FixedAccountRatesMember
Prospectus:
Principal Risk [Text Block]	Fixed Account Rates. The rate we declare for the Fixed Account may be lower than you would find acceptable.
IndexFlex Variable Annuity FP Series | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be.
IndexFlex Variable Annuity FP Series | RisksAffectingourAdmistrationofyourPolicyMember
Prospectus:
Principal Risk [Text Block]	Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID–19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See the “ADDITIONAL INFORMATION ABOUT RISKS” for more information.)
IndexFlex Variable Annuity FP Series | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this policy.
Principal Risk [Text Block]	Poor Investment Performance. Investment Divisions. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options you choose. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolios’ investments. Each investment option (including the Fixed Account) has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus, which can be found online at https://dfinview.com/NewYorkLife/TAHD/indexflex. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 (if you have a New York Life IndexFlex Variable Annuity Policy) or at 1-800-762-6212 (if you have a New York Life IndexFlex Variable Annuity – FP Series policy) or by sending an email request with your name and mailing address to IndexFlexProspectus@newyorklife.com for the New York Life IndexFlex Variable Annuity or IndexFlexFPProspectus@newyorklife.com for the New York Life IndexFlex Variable Annuity - FP Series. You should review the prospectuses for the available Portfolios before making an investment decision.Index-linked Strategies. You cannot lose money on an investment in an Index-linked Strategy. However, if Index Performance is negative during a Segment, you will not receive an Index-linked Credit for that Segment. When you allocate to an Index-linked Strategy, you will not be investing in the Index you select, or in a mutual fund or exchange-traded fund that tracks that Index. The Index-linked Credit, if any, on a Segment in the Index-linked Account is limited by a Cap Rate or a Flat Rate, which means the return on your investment could be lower than if you had invested directly in a mutual fund or exchange traded fund designed to track the performance of the Index, and the performance is greater than the Cap Rate or Flat Rate.
IndexFlex Variable Annuity FP Series | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash. Surrender charges apply for up to 7 years following your premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon.
IndexFlex Variable Annuity FP Series | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options (e.g., the Index-linked Account and the Fixed Account) you choose.•Each variable investment option has its own unique risks.•Investments in the Fixed Account and the Index-linked Account have their own unique risks.•You cannot lose money on an investment in the Index-linked Account, but Index-linked Credits are not guaranteed.•The Index-linked Credit, if any, on a Segment in the Index-linked Account is limited by a Cap Rate or a Flat Rate, which means the return on your investment could be lower than if you had invested directly in a mutual fund or exchange traded fund designed to track the performance of the Index, and the performance is greater than the Cap Rate or Flat Rate.•You should review the prospectuses for the available Portfolios, and the descriptions in this prospectus of the Index-linked Account and the Fixed Account, before making an investment decision.
IndexFlex Variable Annuity FP Series | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risks related to the Depositor, including that any obligations under the Index-linked Account and the Fixed Account, as well as, guarantees and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling 1-800-598-2019 (for New York Life IndexFlex Variable Annuity policies) or the New York Life Annuities Service Center at (800) 762-6212 (for New York Life IndexFlex Variable Annuity – FP Series policies).
Principal Risk [Text Block]	Insurance Company Risks. Any obligations (including those of the Index-linked Account and the Fixed Account), guarantees, and benefits of the policy are subject to the claims-paying ability and financial strength of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the VPSC at 1-800-598-2019 (for New York Life IndexFlex Variable Annuity Policies) or the New York Life Annuities Service Center at 1-800-762-6212 (for New York Life IndexFlex Variable Annuity – FP Series Policies).
IndexFlex Variable Annuity FP Series | MainstayVPIncomeBuilderPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Income Builder — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC (“New York Life Investments”)
Portfolio Company Subadviser [Text Block]	Epoch Investment Partners, Inc. and MacKay Shields LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	5.52%
IndexFlex Variable Annuity FP Series | MainstayVPJanusHendersonBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Janus Henderson Balanced — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(16.60%)
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	8.21%
IndexFlex Variable Annuity FP Series | MainstayVPSP500IndexPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP S&P 500 Index — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	IndexIQ Advisors LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(18.40%)
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	12.04%
IndexFlex Variable Annuity FP Series | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM (“CRMC”)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
IndexFlex Variable Annuity FP Series | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds IS Growth Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
IndexFlex Variable Annuity FP Series | AmericanFundsISWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors FundSM — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
IndexFlex Variable Annuity FP Series | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock® Global Allocation V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.81%
IndexFlex Variable Annuity FP Series | FidelityVIPBondIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
IndexFlex Variable Annuity FP Series | FidelityVIPFundsMangers60PortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio — Service Class
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(15.06%)
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	6.66%
IndexFlex Variable Annuity FP Series | FidelityVIPInternationalIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(16.21%)
IndexFlex Variable Annuity FP Series | FranklinTempletonAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. (“Franklin Advisers”)
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(16.82%)
IndexFlex Variable Annuity FP Series | FranklinTempletonModeratelyAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
IndexFlex Variable Annuity FP Series | FranklinTempletonModerateModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderate Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(14.99%)
IndexFlex Variable Annuity FP Series | FranklinTempletonModeratelyConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(13.29%)
IndexFlex Variable Annuity FP Series | FranklinTempletonConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(13.18%)
IndexFlex Variable Annuity FP Series | LivingNeedsBenefitUnemploymentRiderMember
Prospectus:
Name of Benefit [Text Block]	Living Needs Benefit / Unemployment Rider
Purpose of Benefit [Text Block]	Waives Surrender Charges if the Owner experiences certain “qualifying events” such as: (i) confinement to a health care facility for 60 consecutive days; (ii) terminal illness; or (iii) disability. If the Owner becomes unemployed, the rider waives Surrender Charges on a one-time withdrawal of up to 50% of your Accumulation Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000.•Qualifying Event (as defined in the rider) must occur after the Policy Date.•Disability portion does not apply to withdrawals after the Owner’s 66th birthday.•Not available if any Owner has attained age 86 on the Policy Date.•The unemployment portion of the rider is not available in all states.•If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant.
Name of Benefit [Text Block]	Living Needs Benefit / Unemployment Rider
Operation of Benefit [Text Block]	Living Needs Benefit/Unemployment RiderThis rider is available with all New York Life IndexFlex Variable Annuity policies at no additional cost. It is not available with New York Life IndexFlex Variable Annuity – FP Series policies. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the Unemployment portion of the rider is not available.The Living Needs Benefit/Unemployment Rider will waive all surrender charges (or a portion of surrender charges in the case of Unemployment), if you provide satisfactory proof that the Owner has experienced a Qualifying Event (as defined below). In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. For the Unemployment portion of the rider, we will waive surrender charges on a one-time withdrawal of up to 50% of your Accumulation Value. Surrender charges will apply on amounts withdrawn in excess of that amount and on subsequent withdrawals. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date. If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant.The types of Qualifying Events are defined as follows:(a)Health Care Facility (defined as a state licensed/certified nursing home/assisted living facility): The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.(b)Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.(c)Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months. We may require proof of continued disability as of the date of the withdrawal.(d)Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.For example, if an Owner with $100,000 in Accumulation Value experiences one of the Qualifying Events described in (a) – (c) above in Policy Year 3, he or she will be able to take withdrawals from his or her policy without having to pay a surrender charge on such withdrawals for as long as the Owner satisfies the conditions of eligibility. If the Owner were to experience the Qualifying Event of Unemployment in (d) in Policy Year 3, he or she would be able to make a one-time withdrawal of up to $50,000 without having to pay a surrender charge on such withdrawal. If he or she were to withdraw in excess of $50,000, he or she would pay a surrender charge on the amount exceeding $50,000 and on any subsequent withdrawals.You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in Good Order at the VPSC or the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus.
IndexFlex Variable Annuity FP Series | HomeHealthCareRiderMember
Prospectus:
Name of Benefit [Text Block]	Home Health Care Rider
Purpose of Benefit [Text Block]	Provides for an increase in the amount of a partial withdrawal or full surrender that is free of surrender charges (from 10 percent to 20 percent) if you begin receiving Home Health Care Services provided by a Home Health Care Provider, as
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•You must have received Home Health Care Services for at least 60 days during the six-month period preceding the partial withdrawal or full surrender. The Home Health Care Provider must be an organization or NAME OFBENEFITPURPOSEMAXIMUM FEEBRIEF DESCRIPTION OFRESTRICTIONS/LIMITATIONSrecommended by a licensed physician.individual that is licensed to provide home health care to chronically ill individuals in their home or residence for an hourly or daily charge.
Name of Benefit [Text Block]	Home Health Care Rider
Operation of Benefit [Text Block]	Home Health Care RiderThis rider is included with all New York Life IndexFlex Variable Annuity policies, except for policies issued in California. It is not available with New York Life IndexFlex Variable Annuity – FP Series policies. In Florida and New York, this rider is called the Waiver of Surrender Charges for Home Health Care Qualifying Event Rider. In South Dakota, this rider is called the Waiver of Surrender Charges for Home HealthCare Qualifying Event rider. Some rider provisions are different in New York and Florida (see “Appendix 3 – State Variations”). There is no additional cost for this rider.This rider provides for an increase in the amount of a partial withdrawal or full surrender that is free of surrender charges (from 10 percent to 20 percent) if you begin receiving Home Health Care Services provided by a Home Health Care Provider, as recommended by a licensed physician. You must have received Home Health Care Services for at least 60 days during the six-month period preceding the partial withdrawal or full surrender. The Home Health Care Provider must be an organization or individual that is licensed to provide home health care to chronically ill individuals in their home or residence for an hourly or daily charge.
IndexFlex Variable Annuity FP Series | LivingNeedsBenefitSurrenderChargeReductionRiderMember
Prospectus:
Name of Benefit [Text Block]	Living Needs Benefit Surrender Charge Reduction Rider
Purpose of Benefit [Text Block]	This rider provides for an increase in the amount that can be withdrawn from the policy without a surrender charge, when the owner experiences certain qualifying events, such as (i) confinement to a health care facility for 60 consecutive days; (ii) terminal illness; or (iii) disability.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000.•Qualifying Event (as defined in the rider) must occur after the Policy Date.•Not available if any Owner has attained age 86 on the Policy Date.•Not available in all states.
Name of Benefit [Text Block]	Living Needs Benefit Surrender Charge Reduction Rider
Operation of Benefit [Text Block]	Living Needs Benefit Surrender Charge Reduction RiderThis rider is included with all New York Life IndexFlex Variable Annuity – FP policies, other than those issued in California. It is not available with New York Life IndexFlex Variable Annuity policies. There is no additional cost for the rider. Some rider provisions are different in Florida and New York (see “APPENDIX 3—State Variations”). This rider provides for an increase in the amount that can be withdrawn from the policy without a surrender charge when certain qualifying events occur. With this rider you may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. To receive the rider benefit, your policy must have been in force for at least one year and have an Accumulation Value of at least $5,000. The Qualifying Event must occur on or after the Policy Date. For the disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner has attained age 86 on the Policy Date. If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant.The types of Qualifying Events are as follows:(a)Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.(b)Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.(c)Disability: determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.Health Care Facility means a state licensed/certified nursing home/assisted living facility. For the Disability portion of the rider, we may also require proof of continued disability as of the date of the withdrawal.You will be able to receive benefits under this rider on the later of the date you meet the above requirements or the date we receive your documentation in Good Order at one of the addresses in the “Contacting NYLIAC” section of this Prospectus.
IndexFlex Variable Annuity FP Series | FiveYearSurrenderChargePeriodMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.30%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.30%
IndexFlex Variable Annuity FP Series | SixYearSurrenderChargePeriodMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.25%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.25%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.25%
IndexFlex Variable Annuity FP Series | SevenYearSurrenderChargePeriodMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.20%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.20%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.20%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.20%
IndexFlex Variable Annuity FP Series | PaymentsReturnedMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0
IndexFlex Variable Annuity FP Series | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees your beneficiaries will receive a benefit at least equal to the greater of: (i) your Accumulation Value, or (ii) your total premium payment reduced by proportional withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	The Standard Death Benefit – Death Before Annuity CommencementIf the Owner dies prior to the Annuity Commencement Date, we will pay the Standard Death Benefit amount as proceeds to the designated Beneficiary(ies), as of the date the NYLIAC receives proof of death and all other required information in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. With a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner, unless the surviving spouse has been designated the sole primary beneficiary. In that case, the surviving spouse can choose to continue the policy as discussed below. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) For policies purchased before February 13, 2023 and owned by a grantor trust, benefits will be paid upon the death of any grantor. For policies owned by grantor trusts and purchased after February 13, 2023, all of whose grantors are individuals, benefits will be paid upon the death of the Annuitant.The Standard Death Benefit amount will be the greater of:(a)the Accumulation Value or(b)the Return of Premium Death Benefit.If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Option in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. The remaining balance in the policy after paying each Beneficiary will remain in each Allocation Option in which the policy was invested as of the date we received proof of death in Good Order. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, any remaining Accumulation Value in the Investment Divisions may increase or decrease. On any Segment Maturity Date, an Index-linked Credit may be payable on any remaining Segment Value. We therefore may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions, any Index-linked Strategy, the Fixed Account or any other investment option that we may offer at any time.We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds:(i)under a life Income Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or(ii)under another Income Payment option we may offer at the time.Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “ANNUITY PAYMENTS (THE INCOME PHASE)— Income Payments.”)If your spouse (as defined under Federal law) is designated as the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. Please note: if your spouse is not designated as the sole primary beneficiary, when you die, the death benefit will be paid to the beneficiary(ies) you named, even if your spouse was the joint owner of the policy. For policies with one Annuitant, if the Annuitant is not an Owner and the Annuitant dies before the Annuity Commencement Date, when we receive proof of death for the Annuitant, the Owner will become the Annuitant, and the policy will continue. If the policy is jointly owned, the first Owner named will become the Annuitant. For more information about spousal continuance for policies issued in New Jersey, see “APPENDIX 3 – State Variations”.We will make any distribution or application of policy proceeds within 7 days after VPSC (if your policy is a New York Life IndexFlex Variable Annuity policy) or the New York Life Annuities Service Center (if your policy is a New York Life IndexFlex Variable Annuity- FP Series policy) receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, at one of the applicable addresses listed in the “CONTACTING NYLIAC” section of this Prospectus, subject to postponement in certain circumstances. (See “THE POLICY—Delay of Payments.”)How the Standard Death Benefit is CalculatedHere is an example of how the Standard Death Benefit is calculated.Assume that:(1)You purchase this policy with a $200,000 premium payment;(2)A $20,000 withdrawal (including surrender charge) is made at the end of the second Policy Year, and the Accumulation Value immediately preceding the withdrawal is $240,000;(3)You die in the third Policy Year, and the Accumulation Value upon death is $175,000At policy issue, the Standard Death Benefit is equal to your premium payment of $200,000Due to the $20,000 withdrawal at the end of the second Policy Year, the Return of Premium Death Benefit was reduced by the Proportional Withdrawal amount of $16,666.67, calculated as follows: ($20,000 / $240,000) * $200,000 = $16,666.67.Upon death in the third policy year, the Standard Death Benefit is $183,333.33, which is the greater of:a)the Accumulation Value upon death= $175,000, orb)Your premium payment less the Proportional Withdrawal;= $183,333.33 (calculated as follows: $200,000 - $16,666.67 = $183,333.33)The formula guarantees that the amount we pay will at least equal your premium payment (less any Proportional Withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account.In this example, your beneficiary would receive $183,333.33.
IndexFlex Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
There are charges for early withdrawal for the first 5, 6, or 7 years you hold the policy, depending on whether you selected a 5, 6, or 7-year
Surrender Charge Period. If you withdraw more than the Surrender
Charge Free Amount from your policy during the Surrender Charge
Period you selected, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two Policy Years, declining to 0% over the Surrender Charge
Period you selected. For example, if you make an early withdrawal within the first Policy Year, you could pay a surrender charge of up to
$8,000 on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges
Transaction Charges
In addition to surrender charges, you may be charged for other transactions, such as when you transfer cash value between
investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE	Minimum	Maximum
Base contract[1] If you elect the 5 Year Surrender Charge period If you elect the 6 Year Surrender Charge Period If you elect the 7 Year Surrender Charge Period	1.30% 1.25% 1.20%	1.30% 1.25% 1.20%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.39%	1.15%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
1 As a percentage of Accumulation Value in the Separate Account.
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended
December 31, 2022. This range changes from year to year.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,480.93	HIGHEST ANNUAL COST $2,196.80

Assumes:
•Investment of $100,000 in the
Portfolios
•5% annual appreciation
•Least expensive combination of
Base Contract Charges, Portfolio
fees and expenses
•No sales charges
•No transfers or withdrawals

Assumes:
•Investment of $100,000 in the
Portfolios
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
Portfolio fees and expenses
•No sales charges
•No transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal
There are charges for early withdrawal for the first 5, 6, or 7 years you hold the policy, depending on whether you selected a 5, 6, or 7-year
Surrender Charge Period. If you withdraw more than the Surrender
Charge Free Amount from your policy during the Surrender Charge
Period you selected, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two Policy Years, declining to 0% over the Surrender Charge
Period you selected. For example, if you make an early withdrawal within the first Policy Year, you could pay a surrender charge of up to
$8,000 on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges, you may be charged for other transactions, such as when you transfer cash value between
investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE	Minimum	Maximum
Base contract[1] If you elect the 5 Year Surrender Charge period If you elect the 6 Year Surrender Charge Period If you elect the 7 Year Surrender Charge Period	1.30% 1.25% 1.20%	1.30% 1.25% 1.20%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.39%	1.15%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
1 As a percentage of Accumulation Value in the Separate Account.
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended
December 31, 2022. This range changes from year to year.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,480.93	HIGHEST ANNUAL COST $2,196.80

Assumes:
•Investment of $100,000 in the
Portfolios
•5% annual appreciation
•Least expensive combination of
Base Contract Charges, Portfolio
fees and expenses
•No sales charges
•No transfers or withdrawals

Assumes:
•Investment of $100,000 in the
Portfolios
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
Portfolio fees and expenses
•No sales charges
•No transfers or withdrawals

Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Accumulation Value in the Separate Account.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.39%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.15%
Investment Options Footnotes [Text Block]	2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2022. This range changes from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,480.93	HIGHEST ANNUAL COST $2,196.80

Assumes:
•Investment of $100,000 in the
Portfolios
•5% annual appreciation
•Least expensive combination of
Base Contract Charges, Portfolio
fees and expenses
•No sales charges
•No transfers or withdrawals

Assumes:
•Investment of $100,000 in the
Portfolios
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
Portfolio fees and expenses
•No sales charges
•No transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,480.93
Highest Annual Cost [Dollars]	$ 2,196.80
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS
Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 7 years following your premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon.
PRINCIPAL RISKS
Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options
(e.g., the Index-linked Account and the Fixed Account) you choose.
•Each variable investment option has its own unique risks.
•Investments in the Fixed Account and the Index-linked Account have their own unique risks.
•You cannot lose money on an investment in the Index-linked Account, but Index-linked Credits are not guaranteed.
•The Index-linked Credit, if any, on a Segment in the Index-linked
Account is limited by a Cap Rate or a Flat Rate, which means the return on your investment could be lower than if you had invested directly in a mutual fund or exchange traded fund designed to track the performance of the Index, and the performance is greater than the Cap Rate or Flat Rate.
•You should review the prospectuses for the available Portfolios, and the descriptions in this prospectus of the Index-linked Account and the Fixed Account, before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the policy is subject to the risks related to the
Depositor, including that any obligations under the Index-linked Account and the Fixed Account, as well as, guarantees and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling 1-800-598-2019 (for New York Life IndexFlex
Variable Annuity policies) or the New York Life Annuities Service
Center at (800) 762-6212 (for New York Life IndexFlex Variable Annuity
– FP Series policies).
PRINCIPAL RISKS

Investment Restrictions [Text Block]	•You can invest in Initial Term Strategies only when you purchase the policy. Recurring Term Strategies are available beginning on the day after the policy issue date.•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.•We reserve the right to remove, close or substitute Portfolios as investment options that are available under the policy.•You can transfer from an Investment Division and the Fixed Account to a Recurring Term Strategy in the Index-linked Account only twice a year.•You cannot have more than 20 active Segments in your Policy at one time.•You can make transfers out of a Segment to another investment option only on the Segment Maturity Date.
Optional Benefit Restrictions [Text Block]	•Certain optional benefits are only available after your policy has been in force for at least one year.•You are required to have a minimum Accumulation Value for some optional benefits. See “DESCRIPTION OF BENEFITS –Living Needs Benefit/Unemployment Rider” and “DESCRIPTION OF BENEFITS – Living Needs Benefit/Surrender Charge Reduction Rider” for more information.•Certain optional benefits are not available if you have attained age 86 on the Policy date.•We may modify or discontinue an optional benefit at any time.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.•If you purchase the policy through a tax–qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.•A premium payment that is made on a pre–tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59 ½.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset–based compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
Exchanges [Text Block]	Your registered representatives may have a financial incentive to offer you a new policy in place of the one you own. You should only consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
Item 4. Fee Table [Text Block]

Table Of Fees And Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals from, or surrendering the policy. Please refer to your [ls:PSDP]Policy Data Page[le] for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender, or make withdrawals from the policy,  or transfer [ls:AV]Accumulation Value[le] between investment options. State premium taxes may also be deducted.

Transaction Expenses

Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the [ls:SCFA]Surrender Charge Free Amount[le] that you may withdraw each [ls:PY]Policy Year[le].

Payment Year	1	2	3	4	5	6	7	8+
Surrender Charge (7-year [ls:SCP]Surrender Charge Period[le])	8.00%	8.00%	7.00%	6.00%	5.00%	4.00%	3.00%	0.00%
Surrender Charge (6-year Surrender Charge Period)	8.00%	8.00%	7.00%	6.00%	5.00%	4.00%	0.00%	0.00%
Surrender Charge (5-year Surrender Charge Period)	8.00%	8.00%	7.00%	6.00%	5.00%	0.00%	0.00%	0.00%
Other Transaction Charges	Guaranteed maximum fee	Current fee
Transfer Fee (charged for transfers in excess of 12 in a policy year)	$30	$0
Payments Returned for Insufficient [ls:fund]Funds[le]	$20	$0

The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses).

Annual Policy Expenses

[ls:BCC]Base Contract Charges[le] (as a percentage of daily average [ls:VAV]Variable Accumulation Value[le])

Annual Fee	Minimum	Maximum
If you elect the 5 Year Surrender Charge Period If you elect the 6 Year Surrender Charge Period If you elect the 7 Year Surrender Charge Period	1.30% 1.25% 1.20%	1.30% 1.25% 1.20%

The next table shows the minimum and maximum total operating expenses charged by the [ls:Port]Portfolios[le] that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1.

Annual Portfolio Expenses

	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.39%	1.15%
After fee waivers and expense reimbursements[2]	0.37%	1.01%

1Shown as a percentage of average net assets for the fiscal year ended December 31, 2022.

2Fee waivers and expense reimbursements are expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Portfolio company.

Transaction Expenses [Table Text Block]

Transaction Expenses

Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the [ls:SCFA]Surrender Charge Free Amount[le] that you may withdraw each [ls:PY]Policy Year[le].

8.008.008.00300200

Exchange Fee, Maximum [Dollars]	$ 30
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]	Annual Policy Expenses [ls:BCC]Base Contract Charges[le] (as a percentage of daily average [ls:VAV]Variable Accumulation Value[le]) 1.301.251.201.301.251.20
Annual Portfolio Company Expenses [Table Text Block]

The next table shows the minimum and maximum total operating expenses charged by the [ls:Port]Portfolios[le] that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1.

Annual Portfolio Expenses

	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.39%	1.15%
After fee waivers and expense reimbursements[2]	0.37%	1.01%

1Shown as a percentage of average net assets for the fiscal year ended December 31, 2022.

2Fee waivers and expense reimbursements are expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Portfolio company.

Portfolio Company Expenses Minimum [Percent]	0.39%
Portfolio Company Expenses Maximum [Percent]	1.15%
Portfolio Company Expenses, Footnotes [Text Block]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2022.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,947.28
Surrender Expense, 3 Years, Maximum [Dollars]	14,676.38
Surrender Expense, 5 Years, Maximum [Dollars]	18,575.67
Surrender Expense, 10 Years, Maximum [Dollars]	28,725.00
Annuitized Expense, 1 Year, Maximum [Dollars]	9,947.28
Annuitized Expense, 3 Years, Maximum [Dollars]	7,906.36
Annuitized Expense, 5 Years, Maximum [Dollars]	13,502.32
Annuitized Expense, 10 Years, Maximum [Dollars]	28,725.00
No Surrender Expense, 1 Year, Maximum [Dollars]	2,572.50
No Surrender Expense, 3 Years, Maximum [Dollars]	7,906.36
No Surrender Expense, 5 Years, Maximum [Dollars]	13,502.32
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,725.00
Item 5. Principal Risks [Table Text Block]	Principal Risks
Item 10. Benefits Available (N-4) [Text Block]

Benefits Available Under The Policies

The following tables summarize information about the benefits available under the policy.

STANDARD DEATH BENEFIT
(automatically included with the policy)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
[ls:SDB]Standard Death Benefit[le]	Guarantees your beneficiaries will receive a benefit at least equal to the greater of: (i) your [ls:AV]Accumulation Value[le], or (ii) your total premium payment reduced by proportional withdrawals.	No additional charge	Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).

OTHER STANDARD BENEFITS INCLUDED WITH ALL INDEXFLEX VARIABLE ANNUITY POLICIES

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Living Needs Benefit / Unemployment Rider	Waives Surrender Charges if the [ls:owner]Owner[le] experiences certain "qualifying events" such as: (i) confinement to a health care facility for 60 consecutive days; (ii) terminal illness; or (iii) disability. If the Owner becomes unemployed, the rider waives Surrender Charges on a one-time withdrawal of up to 50% of your Accumulation Value.	None	Policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000.
Qualifying Event (as defined in the rider) must occur after the [ls:PD]Policy Date[le].
Disability portion does not apply to withdrawals after the Owner's 66th birthday.
Not available if any Owner has attained age 86 on the Policy Date.
The unemployment portion of the rider is not available in all states.
If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the [ls:ann]Annuitant[le].
Home Health Care Rider	Provides for an increase in the amount of a partial withdrawal or full surrender that is free of surrender charges (from 10 percent to 20 percent) if you begin receiving Home Health Care Services provided by a Home Health Care Provider, as recommended by a licensed physician.	None	You must have received Home Health Care Services for at least 60 days during the six-month period preceding the partial withdrawal or full surrender. The Home Health Care Provider must be an organization or individual that is licensed to provide home health care to chronically ill individuals in their home or residence for an hourly or daily charge.

OTHER STANDARD BENEFIT INCLUDED WITH ALL INDEXFLEX VARIABLE ANNUITY – FP SERIES POLICIES

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Living Needs Benefit Surrender Charge Reduction Rider	This rider provides for an increase in the amount that can be withdrawn from the policy without a surrender charge, when the owner experiences certain qualifying events, such as (i) confinement to a health care facility for 60 consecutive days; (ii) terminal illness; or (iii) disability.	None	Policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000.
Qualifying Event (as defined in the rider) must occur after the Policy Date.
Not available if any Owner has attained age 86 on the Policy Date.
Not available in all states.

Item 17. Portfolio Companies (N-4) [Text Block]

[ls:Port]Portfolios[le] Available Under the Policy

The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. You can find the prospectuses and other information about the Portfolios, including the most current performance information, online at . You can also request this information at no cost by calling the [ls:vpsc]VPSC[le] at 800-598-2019 (for IndexFlex Variable Annuity policies) or the NYL Annuities Service Center at 800-762-6212 (for IndexFlex Variable Annuity - FP Series policies) or by sending an email request with your name and mailing address to IndexFlexProspectus@newyorklife.com for the New York Life IndexFlex Variable Annuity or IndexFlexFPProspectus@newyorklife.com for the New York Life IndexFlex Variable Annuity - FP Series.

You may allocate your premium payment or other [ls:AV]Accumulation Value[le] to any of the [ls:ID]Investment Divisions[le], in addition to the [ls:ILA]Index-linked Account[le] and the [ls:FixedAcc]Fixed Account[le].

The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investment Management LLC ("New York Life Investments") / Subadvisers: Epoch Investment Partners, Inc. and MacKay Shields LLC	0.87%	(13.73)%	2.67%	5.52%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC	0.82%	(16.60)%	6.46%	8.21
Large Cap Equity	MainStay VP S&P 500 [ls:index]Index[le] — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC	0.37%	(18.40)%	9.00%	12.04%
Asset Allocation	American Funds IS Asset Allocation [ls:fund]Fund[le] — Class 4 Adviser: Capital Research and Management Company SM ("CRMC")	0.80%	(13.66)%	5.06%	7.87%
Large Cap Equity	American Funds IS Growth [ls:fund]Fund[le] — Class 4 Adviser: CRMC	0.84%	(30.11)%	10.86%	13.38%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.75%	(8.69)%	6.84%	11.08%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	(16.07)%	3.25%	4.81%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC ("FMR") / Subadvisers: Other investment advisers	0.39%	(13.38)%	N/A	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.75%	(15.06)%	4.37%	6.66%
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC	0.42%	(16.21)%	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Legg Mason Partners Fund Advisor, LLC ("LMPFA") / Subadviser: Franklin Advisers, Inc. ("Franklin Advisers")	0.90%	(16.82)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.87%	(16.03)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.84%	(14.99)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.85%	(13.29)%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.89%	(13.18)%	N/A	N/A

*Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the [ls:fund]Fund[le]. Annual expenses for the Portfolios for the year ended December 31, 2022 reflect temporary fee reductions under such an arrangement.

Prospectuses Available [Text Block]

The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. You can find the prospectuses and other information about the Portfolios, including the most current performance information, online at . You can also request this information at no cost by calling the [ls:vpsc]VPSC[le] at 800-598-2019 (for IndexFlex Variable Annuity policies) or the NYL Annuities Service Center at 800-762-6212 (for IndexFlex Variable Annuity - FP Series policies) or by sending an email request with your name and mailing address to IndexFlexProspectus@newyorklife.com for the New York Life IndexFlex Variable Annuity or IndexFlexFPProspectus@newyorklife.com for the New York Life IndexFlex Variable Annuity - FP Series.

You may allocate your premium payment or other [ls:AV]Accumulation Value[le] to any of the [ls:ID]Investment Divisions[le], in addition to the [ls:ILA]Index-linked Account[le] and the [ls:FixedAcc]Fixed Account[le].

The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadvisers: Epoch Investment Partners, Inc. and MacKay Shields LLC	0.87%	(13.73)%	2.67%	5.52%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC	0.82%	(16.60)%	6.46%	8.21
Large Cap Equity	MainStay VP S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC	0.37%	(18.40)%	9.00%	12.04%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	(13.66)%	5.06%	7.87%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	(30.11)%	10.86%	13.38%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.75%	(8.69)%	6.84%	11.08%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	(16.07)%	3.25%	4.81%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	(13.38)%	N/A	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.75%	(15.06)%	4.37%	6.66%
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC	0.42%	(16.21)%	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Legg Mason Partners Fund Advisor, LLC (“LMPFA”) / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.90%	(16.82)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.87%	(16.03)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.84%	(14.99)%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.85%	(13.29)%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: LMPFA / Subadviser: Franklin Advisers	0.89%	(13.18)%	N/A	N/A

Temporary Fee Reductions, Current Expenses [Text Block]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2024 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolios for the year ended December 31, 2022 reflect temporary fee reductions under such an arrangement.
IndexFlex Variable Annuity | LiquidityRiskMember
Prospectus:
Principal Risk [Text Block]

Liquidity Risk.

This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to seven years after your premium payment. They will reduce the value of your policy if you withdraw money during that time. If you need to make a withdrawal from a Segment in the Index-linked Account before the Segment Maturity Date, you will not receive an Index-linked Credit on the amount withdrawn. There may be adverse tax consequences if you make early withdrawals under the policy. The benefits of tax deferral and the policy's living benefit protections also mean the policy is better for investors with a long time horizon.

IndexFlex Variable Annuity | ConditionsToPolicyBenefitsMember
Prospectus:
Principal Risk [Text Block]

Conditions to Policy Benefits.

Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the policy. For example:

You may need to take early or excess withdrawals which have the potential to substantially reduce or terminate the [ls:SDB]Standard Death Benefit[le] available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.

The Home Health Care rider only provides a benefit after you have been receiving home health care services for at least 60 days during the six-month period preceding a partial withdrawal or surrender.

The Living Needs Benefit Surrender Charge Reduction Rider only provides a benefit after the policy has been in force for at least one year, and requires an [ls:AV]Accumulation Value[le] of $5,000.

The Living Needs Benefit/Unemployment Rider only provides a benefit after the policy has been in force for at least one year and only if a Qualifying Event occurs, and requires a minimum Accumulation Value of $5,000.

IndexFlex Variable Annuity | AlternativesToThePolicyMember
Prospectus:
Principal Risk [Text Block]

Alternatives to the Policy.

Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. Other variable annuity policies, with features not available under this policy, are offered by [ls:nyliac]NYLIAC[le] through other broker-dealers. In addition, some optional features of the policy may not be available when purchased through certain broker-dealers. Ask your registered representative for more information. If a particular optional feature that interests you is not available through your broker-dealer, you may want to contact another broker-dealer to explore its availability.

IndexFlex Variable Annuity | InvestmentRestrictionsMember
Prospectus:
Principal Risk [Text Block]

Investment Restrictions.

There are limits on transfers to and from the Index-linked Account. You can transfer from the Investment Divisions and the Fixed Account to a Recurring Term Strategy up to two times during a [ls:PY]Policy Year[le], as long as a transfer would not create more than twenty active Segments in the Index-linked Account at one time. Multiple transfers on the same Business Day are counted as one transfer. Transfers out of a Segment in the Index-linked Account to the Investment Divisions or the Fixed Account can take place only on a Segment Maturity Date.

We reserve the right to limit transfers among the Investment Divisions, and we reserve the right to charge $30 for each transfer when you transfer money among the Investment Divisions more than 12 times in a Policy Year.

You can transfer from an [ls:ID]Investment Division[le] to the Fixed Account at any time, unless you have transferred from the Fixed Account to an Investment Division or the Index-linked Account within the previous six months.

We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy.

In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy.

IndexFlex Variable Annuity | PotentialHarmfulTransferActivityMember
Prospectus:
Principal Risk [Text Block]

Potentially Harmful Transfer Activity.

This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See "THE POLICIES–Limits on Transfers" for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to, among other things:

Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;

Increased administrative and [ls:fund]Fund[le] brokerage expenses; and/or

Dilution of the interests of long-term investors.

A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer. (See "THE POLICIES–Limits on Transfers" for more information on the risks of frequent trading.)

IndexFlex Variable Annuity | FeesandChargesMember
Prospectus:
Principal Risk [Text Block]

Fees and Charges.

Deduction of policy fees and charges (including surrender charges) may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your [ls:PSDP]Policy Data Page[le]. There are no policy fees deducted from investments in the Index-linked Account or the Fixed Account.

IndexFlex Variable Annuity | RatesForTheRecurringTermStrategiesMember
Prospectus:
Principal Risk [Text Block]

Rates for the [ls:RTS]Recurring Term Strategies[le].

The Cap Rate or Flat Rate for a Recurring Term Strategy may be lower than you would find acceptable. When you transfer to a Recurring Term Strategy, you will receive the Cap Rate or Flat Rate then in effect. Cap Rates and Flat Rates for Recurring Term Strategies are based on current market conditions and can change weekly. Rates are usually announced on the first Business Day of the week, and apply to all Segments that begin during that week. You can contact us (see "Contacting NYLIAC") or your registered representative to get information about the Cap and Flat Rates in effect on a particular date.

For policies issued before November 28, 2022, during the Surrender Charge Period the Cap Rates and Flat Rates for the Recurring Term Strategies will never exceed the rates on the Policy Data Page for the Initial Term Strategies with the same Interest Crediting Method and Index.

For policies issued on November 28, 2022 or later, the maximum Cap and Flat Rates for Recurring Term Strategies that begin during the Surrender Charge Period will be at least 0.25% lower than the Cap and Flat Rates on the Policy Data Page for Initial Term Strategies with the same Interest Crediting Strategy and Index.

IndexFlex Variable Annuity | ChangesToIndexesAndInterestCreditingMethodsMember
Prospectus:
Principal Risk [Text Block]

Changes to Indexes and Interest Crediting Methods.

We reserve the right to change or discontinue an index, or stop offering an Index or Interest Crediting Method, and to substitute a comparable index or interest crediting method for any reason, subject to state regulatory approval. We will notify you before any such substitution.

IndexFlex Variable Annuity | IndexlinkedReturnsMember
Prospectus:
Principal Risk [Text Block]

Index-linked Returns.

With an Index-linked Strategy, you receive annual returns based on the performance of an index over a one-year period. The indexes do not reflect dividends paid by the companies whose stocks make up the indexes.

IndexFlex Variable Annuity | FixedAccountRatesMember
Prospectus:
Principal Risk [Text Block]	Fixed Account Rates. The rate we declare for the Fixed Account may be lower than you would find acceptable.
IndexFlex Variable Annuity | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]

Adverse Tax Consequences.

There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service ("IRS") may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy's pro rata portion of the assets of the [ls:SA]Separate Account[le]; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be.

IndexFlex Variable Annuity | RisksAffectingourAdmistrationofyourPolicyMember
Prospectus:
Principal Risk [Text Block]

Risks Affecting our Administration of Your Policy.

NYLIAC's business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID–19), epidemics or pandemics ("serious infectious disease outbreaks"). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See the "ADDITIONAL INFORMATION ABOUT RISKS" for more information.)

IndexFlex Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this policy.
Principal Risk [Text Block]

Poor Investment Performance.

Investment Divisions. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the [ls:AO]Allocation Options[le] you choose. You bear the risk of any decline in your policy's value resulting from the performance of the [ls:Port]Portfolios[le] you have chosen. Amounts allocated to a Portfolio are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolios' investments. Each investment option (including the [ls:FixedAcc]Fixed Account[le]) has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus, which can be found online at . You can also request this information at no cost by calling the [ls:vpsc]VPSC[le] at 1-800-598-2019 (if you have a New York Life IndexFlex Variable Annuity Policy) or at 1-800-762-6212 (if you have a New York Life IndexFlex Variable Annuity – FP Series policy) or by sending an email request with your name and mailing address to IndexFlexProspectus@newyorklife.com for the New York Life IndexFlex Variable Annuity or IndexFlexFPProspectus@newyorklife.com for the New York Life IndexFlex Variable Annuity - FP Series. You should review the prospectuses for the available Portfolios before making an investment decision.

Index-linked Strategies . You cannot lose money on an investment in an [ls:ILS]Index-linked Strategy[le]. However, if [ls:IP]Index Performance[le] is negative during a [ls:seg]Segment[le], you will not receive an [ls:ILC]Index-linked Credit[le] for that Segment. When you allocate to an Index-linked Strategy, you will not be investing in the Index you select, or in a mutual fund or exchange-traded fund that tracks that Index. The Index-linked Credit, if any, on a Segment in the [ls:ILA]Index-linked Account[le] is limited by a [ls:CR]Cap Rate[le] or a [ls:FR]Flat Rate[le], which means the return on your investment could be lower than if you had invested directly in a mutual fund or exchange traded fund designed to track the performance of the Index, and the performance is greater than the Cap Rate or Flat Rate.

IndexFlex Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash. Surrender charges apply for up to 7 years following your premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon.
IndexFlex Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options (e.g., the Index-linked Account and the Fixed Account) you choose.•Each variable investment option has its own unique risks.•Investments in the Fixed Account and the Index-linked Account have their own unique risks.•You cannot lose money on an investment in the Index-linked Account, but Index-linked Credits are not guaranteed.•The Index-linked Credit, if any, on a Segment in the Index-linked Account is limited by a Cap Rate or a Flat Rate, which means the return on your investment could be lower than if you had invested directly in a mutual fund or exchange traded fund designed to track the performance of the Index, and the performance is greater than the Cap Rate or Flat Rate.•You should review the prospectuses for the available Portfolios, and the descriptions in this prospectus of the Index-linked Account and the Fixed Account, before making an investment decision.
IndexFlex Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risks related to the Depositor, including that any obligations under the Index-linked Account and the Fixed Account, as well as, guarantees and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling 1-800-598-2019 (for New York Life IndexFlex Variable Annuity policies) or the New York Life Annuities Service Center at (800) 762-6212 (for New York Life IndexFlex Variable Annuity – FP Series policies).
Principal Risk [Text Block]

Insurance Company Risks.

Any obligations (including those of the Index-linked Account and the Fixed Account), guarantees, and benefits of the policy are subject to the claims-paying ability and financial strength of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the VPSC at 1-800-598-2019 (for New York Life IndexFlex Variable Annuity Policies) or the New York Life Annuities Service Center at 1-800-762-6212 (for New York Life IndexFlex Variable Annuity – FP Series Policies).

IndexFlex Variable Annuity | MainstayVPIncomeBuilderPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP Income Builder — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC (“New York Life Investments”)
Portfolio Company Subadviser [Text Block]	Epoch Investment Partners, Inc. and MacKay Shields LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	5.52%
IndexFlex Variable Annuity | MainstayVPJanusHendersonBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP Janus Henderson Balanced — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.60%
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	8.21%
IndexFlex Variable Annuity | MainstayVPSP500IndexPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP S&P 500 Index — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	IndexIQ Advisors LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	18.40%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	12.04%
IndexFlex Variable Annuity | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM (“CRMC”)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	13.66%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
IndexFlex Variable Annuity | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Growth Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
IndexFlex Variable Annuity | AmericanFundsISWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors FundSM — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
IndexFlex Variable Annuity | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock® Global Allocation V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	16.07%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.81%
IndexFlex Variable Annuity | FidelityVIPBondIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	13.38%
IndexFlex Variable Annuity | FidelityVIPFundsMangers60PortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio — Service Class
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	6.66%
IndexFlex Variable Annuity | FidelityVIPInternationalIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	16.21%
IndexFlex Variable Annuity | FranklinTempletonAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. (“Franklin Advisers”)
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.82%
IndexFlex Variable Annuity | FranklinTempletonModeratelyAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	16.03%
IndexFlex Variable Annuity | FranklinTempletonModerateModelPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Moderate Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.99%
IndexFlex Variable Annuity | FranklinTempletonModeratelyConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.29%
IndexFlex Variable Annuity | FranklinTempletonConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	LMPFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.18%
IndexFlex Variable Annuity | LivingNeedsBenefitUnemploymentRiderMember
Prospectus:
Name of Benefit [Text Block]	Living Needs Benefit / Unemployment Rider
Purpose of Benefit [Text Block]	Waives Surrender Charges if the Owner experiences certain “qualifying events” such as: (i) confinement to a health care facility for 60 consecutive days; (ii) terminal illness; or (iii) disability. If the Owner becomes unemployed, the rider waives Surrender Charges on a one-time withdrawal of up to 50% of your Accumulation Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000.•Qualifying Event (as defined in the rider) must occur after the Policy Date.•Disability portion does not apply to withdrawals after the Owner’s 66th birthday.•Not available if any Owner has attained age 86 on the Policy Date.•The unemployment portion of the rider is not available in all states.•If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant.
Name of Benefit [Text Block]	Living Needs Benefit / Unemployment Rider
Operation of Benefit [Text Block]

Living Needs Benefit/Unemployment Rider

This rider is available with all New York Life IndexFlex Variable Annuity policies at no additional cost.  It is not available with New York Life IndexFlex Variable Annuity – FP Series policies. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the "Living Needs Benefit Rider" and the Unemployment and disability portions of the rider are not available. In New York, the rider is named "Waiver Of Surrender Charges For Living Needs Qualifying Events" and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the "Living Needs Benefit Rider" and the Unemployment portion of the rider is not available.

The Living Needs Benefit/Unemployment Rider will waive all surrender charges (or a portion of surrender charges in the case of Unemployment), if you provide satisfactory proof that the Owner has experienced a Qualifying Event (as defined below). In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the [ls:PD]Policy Date[le]. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. For the Unemployment portion of the rider, we will waive surrender charges on a one-time withdrawal of up to 50% of your Accumulation Value. Surrender charges will apply on amounts withdrawn in excess of that amount and on subsequent withdrawals. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date. If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant.

The types of Qualifying Events are defined as follows:

(a)Health Care Facility (defined as a state licensed/certified nursing home/assisted living facility): The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.

(b)Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.

(c)Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months. We may require proof of continued disability as of the date of the withdrawal.

(d)Unemployment: A determination letter from the applicable state's Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.

A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.

For example, if an Owner with $100,000 in Accumulation Value experiences one of the Qualifying Events described in (a) – (c) above in Policy Year 3, he or she will be able to take withdrawals from his or her policy without having to pay a surrender charge on such withdrawals for as long as the Owner satisfies the conditions of eligibility. If the Owner were to experience the Qualifying Event of Unemployment in (d) in Policy Year 3, he or she would be able to make a one-time withdrawal of up to $50,000 without having to pay a surrender charge on such withdrawal. If he or she were to withdraw in excess of $50,000, he or she would pay a surrender charge on the amount exceeding $50,000 and on any subsequent withdrawals.

You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in Good Order at the VPSC or the New York Life Annuities Service Center at one of the addresses listed in the "CONTACTING NYLIAC" section of this Prospectus.

IndexFlex Variable Annuity | HomeHealthCareRiderMember
Prospectus:
Name of Benefit [Text Block]	Home Health Care Rider
Purpose of Benefit [Text Block]	Provides for an increase in the amount of a partial withdrawal or full surrender that is free of surrender charges (from 10 percent to 20 percent) if you begin receiving Home Health Care Services provided by a Home Health Care Provider, as
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•You must have received Home Health Care Services for at least 60 days during the six-month period preceding the partial withdrawal or full surrender. The Home Health Care Provider must be an organization or NAME OFBENEFITPURPOSEMAXIMUM FEEBRIEF DESCRIPTION OFRESTRICTIONS/LIMITATIONSrecommended by a licensed physician.individual that is licensed to provide home health care to chronically ill individuals in their home or residence for an hourly or daily charge.
Name of Benefit [Text Block]	Home Health Care Rider
Operation of Benefit [Text Block]

Home Health Care Rider

This rider is included with all New York Life IndexFlex Variable Annuity policies, except for policies issued in California. It is not available with New York Life IndexFlex Variable Annuity – FP Series policies. In Florida and New York, this rider is called the Waiver of Surrender Charges for Home Health Care Qualifying Event Rider. In South Dakota, this rider is called the Waiver of Surrender Charges for Home HealthCare Qualifying Event rider. Some rider provisions are different in New York and Florida (see "Appendix 3 – State Variations"). There is no additional cost for this rider.

This rider provides for an increase in the amount of a partial withdrawal or full surrender that is free of surrender charges (from 10 percent to 20 percent) if you begin receiving Home Health Care Services provided by a Home Health Care Provider, as recommended by a licensed physician. You must have received Home Health Care Services for at least 60 days during the six-month period preceding the partial withdrawal or full surrender. The Home Health Care Provider must be an organization or individual that is licensed to provide home health care to chronically ill individuals in their home or residence for an hourly or daily charge.

IndexFlex Variable Annuity | LivingNeedsBenefitSurrenderChargeReductionRiderMember
Prospectus:
Name of Benefit [Text Block]	Living Needs Benefit Surrender Charge Reduction Rider
Purpose of Benefit [Text Block]	This rider provides for an increase in the amount that can be withdrawn from the policy without a surrender charge, when the owner experiences certain qualifying events, such as (i) confinement to a health care facility for 60 consecutive days; (ii) terminal illness; or (iii) disability.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000.•Qualifying Event (as defined in the rider) must occur after the Policy Date.•Not available if any Owner has attained age 86 on the Policy Date.•Not available in all states.
Name of Benefit [Text Block]	Living Needs Benefit Surrender Charge Reduction Rider
Operation of Benefit [Text Block]

Living Needs Benefit Surrender Charge Reduction Rider

This rider is included with all New York Life IndexFlex Variable Annuity – FP policies, other than those issued in California. It is not available with New York Life IndexFlex Variable Annuity policies. There is no additional cost for the rider. Some rider provisions are different in Florida and New York (see "APPENDIX 3—State Variations").

This rider provides for an increase in the amount that can be withdrawn from the policy without a surrender charge when certain qualifying events occur. With this rider you may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. To receive the rider benefit, your policy must have been in force for at least one year and have an Accumulation Value of at least $5,000. The Qualifying Event must occur on or after the Policy Date. For the disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner has attained age 86 on the Policy Date. If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant.

The types of Qualifying Events are as follows:

(a)Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.

(b)Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.

(c)Disability: determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.

Health Care Facility means a state licensed/certified nursing home/assisted living facility. For the Disability portion of the rider, we may also require proof of continued disability as of the date of the withdrawal.

You will be able to receive benefits under this rider on the later of the date you meet the above requirements or the date we receive your documentation in Good Order at one of the addresses in the "Contacting NYLIAC" section of this Prospectus.

IndexFlex Variable Annuity | FiveYearSurrenderChargePeriodMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.30%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.30%
IndexFlex Variable Annuity | SixYearSurrenderChargePeriodMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.25%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.25%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.25%
IndexFlex Variable Annuity | SevenYearSurrenderChargePeriodMember
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.20%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.20%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.20%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.20%
IndexFlex Variable Annuity | PaymentsReturnedMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0
IndexFlex Variable Annuity | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees your beneficiaries will receive a benefit at least equal to the greater of: (i) your Accumulation Value, or (ii) your total premium payment reduced by proportional withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]

The Standard Death Benefit – Death Before Annuity Commencement

If the [ls:owner]Owner[le] dies prior to the [ls:ACD]Annuity Commencement Date[le], we will pay the [ls:SDB]Standard Death Benefit[le] amount as proceeds to the designated [ls:bene]Beneficiary[le](ies), as of the date the [ls:nyliac]NYLIAC[le] receives proof of death and all other required information in [ls:GO]Good Order[le] at one of the addresses listed in the "CONTACTING NYLIAC" section of this Prospectus.

With a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner, unless the surviving spouse has been designated the sole primary beneficiary. In that case, the surviving spouse can choose to continue the policy as discussed below. (See "FEDERAL TAX MATTERS—Taxation of Annuities in General.") For policies purchased before February 13, 2023 and owned by a grantor trust, benefits will be paid upon the death of any grantor. For policies owned by grantor trusts and purchased after February 13, 2023, all of whose grantors are individuals, benefits will be paid upon the death of the Annuitant.

The Standard Death Benefit amount will be the greater of:

(a)the [ls:AV]Accumulation Value[le] or

(b)the [ls:RPDB]Return of Premium Death Benefit[le].

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Option in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. The remaining balance in the policy after paying each Beneficiary will remain in each Allocation Option in which the policy was invested as of the date we received proof of death in Good Order. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, any remaining Accumulation Value in the Investment Divisions may increase or decrease. On any [ls:SMD]Segment Maturity Date[le], an [ls:ILC]Index-linked Credit[le] may be payable on any remaining [ls:SV]Segment Value[le]. We therefore may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions, any [ls:ILS]Index-linked Strategy[le], the [ls:FixedAcc]Fixed Account[le] or any other investment option that we may offer at any time.

We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds:

(i)under a [ls:LI]life Income[le] Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and [ls:ann]Annuitant[le]; or

(ii)under another Income Payment option we may offer at the time.

Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "ANNUITY PAYMENTS (THE INCOME PHASE)— [ls:IP]Income Payments[le].")

If your spouse (as defined under Federal law) is designated as the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. Please note: if your spouse is not designated as the sole primary beneficiary, when you die, the death benefit will be paid to the beneficiary(ies) you named, even if your spouse was the joint owner of the policy. For policies with one Annuitant, if the Annuitant is not an Owner and the Annuitant dies before the Annuity Commencement Date, when we receive proof of death for the Annuitant, the Owner will become the Annuitant, and the policy will continue. If the policy is jointly owned, the first Owner named will become the Annuitant. For more information about spousal continuance for policies issued in New Jersey, see "APPENDIX 3 – State Variations".

We will make any distribution or application of policy proceeds within 7 days after [ls:vpsc]VPSC[le] (if your policy is a New York Life IndexFlex Variable Annuity policy) or the New York Life Annuities Service Center (if your policy is a New York Life IndexFlex Variable Annuity- FP Series policy) receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, at one of the applicable addresses listed in the "CONTACTING NYLIAC" section of this Prospectus, subject to postponement in certain circumstances. (See "THE POLICY—Delay of Payments.")

How the Standard Death Benefit is Calculated

Here is an example of how the Standard Death Benefit is calculated.

Assume that:

(1)You purchase this policy with a $200,000 premium payment;

(2)A $20,000 withdrawal (including surrender charge) is made at the end of the second [ls:PY]Policy Year[le], and the Accumulation Value immediately preceding the withdrawal is $240,000;

(3)You die in the third Policy Year, and the Accumulation Value upon death is $175,000

At policy issue, the Standard Death Benefit is equal to your premium payment of $200,000

Due to the $20,000 withdrawal at the end of the second Policy Year, the Return of Premium Death Benefit was reduced by the Proportional Withdrawal amount of $16,666.67, calculated as follows: ($20,000 / $240,000) * $200,000 = $16,666.67.

Upon death in the third policy year, the Standard Death Benefit is $183,333.33, which is the greater of:

a)the Accumulation Value upon death
= $175,000, or

b)Your premium payment less the Proportional Withdrawal;
= $183,333.33 (calculated as follows: $200,000 - $16,666.67 = $183,333.33)

The formula guarantees that the amount we pay will at least equal your premium payment (less any [ls:PW]Proportional Withdrawals[le] and surrender charges on such partial withdrawals), independent of the investment experience of the [ls:SA]Separate Account[le].

In this example, your beneficiary would receive $183,333.33.